Earnings per Equity Share - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Warrant	Mar. 31, 2010 Warrant	Mar. 31, 2011 Stock Split	Jul. 16, 2011 Stock Split INR	Jul. 16, 2011 Stock Split After Stock Split INR
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Description of the stock split	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs.2.0 each. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. 1 ADS continues to represent 3 shares.					By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value		2.0	2.0				10.0	2.0
Equity shares, issued	2,326,128,420		2,288,716,360				2,326,128,420
American depository shares ratio, shares representative of 1 ADS						3
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance				16,400,000	22,500,000